Supplementary cash flow information - Other Exploration and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fekola Mine
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (13,014)	$ (14,718)
Masbate Mine
Statement Of Cash Flows [Line Items]
Other exploration and development	(5,013)	(8,266)
Otjikoto Mine
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,424)	(3,183)
Menankoto Property, Mali
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,942)	(4,489)
Bantako North Property, exploration
Statement Of Cash Flows [Line Items]
Other exploration and development	(9,057)	(3,199)
Kiaka Project
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,313)	(4,032)
Ondundu Property
Statement Of Cash Flows [Line Items]
Other exploration and development	(188)	(922)
Finland Properties, Finland
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,527)	(2,336)
Uzbekistan Properties, Uzbekistan
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,456)	(1,967)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	(7,182)	(5,070)
Total
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (56,116)	$ (48,182)